Inventories, Net	12 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Inventories, net

(6) Inventories, net

Inventories are stated at the lower of cost and net realizable value. Cost is determined on the first-in, first-out basis and, in the case of work in progress and finished goods, comprises direct materials, direct labour and an appropriate proportion of overheads. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and disposal.

The components of inventories were as follows:

	As of June 30,
	2025	2024
	$	$
Raw materials	767,064	2,983,737
Work in progress	239,209	663,644
Finished goods	1,163,898	1,331,848
Total inventories, gross	2,170,171	4,979,229
Inventories impairment	(631,355)	(1,263,735)
Total inventories, net	1,538,816	3,715,494

Inventories impairment consists of the following:

	For the years ended June 30,
	2025	2024	2023
	$	$	$
Beginning balance	(1,263,735)	(732,897)	(655,783)
Addition	(24,116)	(564,020)	(133,218)
Write-offs	669,919	27,596	-
Foreign currency exchange effect	(13,423)	5,586	56,104
Ending balance	(631,355)	(1,263,735)	(732,897)